Additional Information of Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Additional Information of Expenses by Nature

	Years Ended December 31
	2021	2022	2023

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$386,103.9	$399,638.8	$492,827.4
Recognized in operating expenses	27,936.2	28,850.5	30,097.8
Recognized in other operating income and expenses	147.6	8.9	7.5

	$414,187.7	$428,498.2	$522,932.7

b. Amortization of intangible assets

Recognized in cost of revenue	$5,574.3	$6,086.3	$6,538.1
Recognized in operating expenses	2,632.9	2,669.8	2,720.1

	$8,207.2	$8,756.1	$9,258.2

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$3,711.0	$4,550.4	$5,365.5
Defined benefit plans	192.5	208.6	281.4

	3,903.5	4,759.0	5,646.9
Share-based payments
Equity-settled	7.8	302.4	483.0
Cash-settled	-	32.7	61.4

	7.8	335.1	544.4
Other employee benefits	161,035.8	234,367.9	233,517.3

	$164,947.1	$239,462.0	$239,708.6

	Years Ended December 31
	2021	2022	2023

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Employee benefits expense summarized by function
Recognized in cost of revenue	$98,012.8	$139,361.4	$133,334.7
Recognized in operating expenses	66,934.3	100,100.6	106,373.9

	$164,947.1	$239,462.0	$239,708.6

Summary of Accrued Profit Sharing Bonus to Employees	Accrued profit sharing bonus to employees is illustrated below:

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Profit sharing bonus to employees	$35,601.5	$60,702.0	$50,090.5

Summary of Profit Sharing Bonus to Employees and Compensation to Directors
TSMC’s profit sharing bonus to employees and compensation to directors for 2021, 2022 and 2023 had been approved by the Board of Directors of TSMC, as illustrated below:

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	February 15 , 2022	February 14 , 2023	February 6 , 2024

Profit sharing bonus to employees	$35,601.5	$60,702.0	$50,090.5

Compensation to directors	$487.5	$690.1	$552.0

There is no significant difference between the aforementioned approved amounts and the amount
s c
harged against earnings of 2021, 2022 and 2023, respectively.